Significant Accounting Policies (Details) ₪ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant Accounting Policies (Details) [Line Items]
Expense recognized to contributions	$ 46	₪ 165	$ 586	$ 533
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Lease agreements			3 years
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Lease agreements			5 years